SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Net income for the year	$ 2,653,461	$ 1,503,531	$ 378,087
Basic weighted average number of shares outstanding	52,523,454	42,695,999	36,229,424
Effect of dilutive share options, warrants, and RSUs	796,555	1,095,452	494,301
Diluted weighted average number of shares outstanding	53,320,009	43,791,451	36,723,725
Basic earnings per share	$ 0.05	$ 0.04	$ 0.01
Diluted earnings per share	$ 0.05	$ 0.03	$ 0.01